Label	Element	Value
MFS® Moderate Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000783740_SupplementTextBlock	SUPPLEMENT TO THE PROSPECTUS The date of this supplement is June 1, 2019. MFS® Moderate Allocation Fund
Risk/Return [Heading]	rr_RiskReturnHeading	MFS® Moderate Allocation Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Effective immediately, the seventh paragraph in the sub-section entitled "Principal Investment Strategies" under the main heading entitled "Summary of Key Information" is restated in its entirety as follows:

As of September 1, 2018, the fund’s approximate target allocation among asset classes and the underlying funds was:

Bond Funds:	40.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Global Bond Fund	5.0%
MFS Government Securities Fund	10.0%
MFS High Income Fund	5.0%
MFS Inflation-Adjusted Bond Fund	7.0%
MFS Total Return Bond Fund	8.0%
International Stock Funds:	13.0%
MFS International Growth Fund	3.0%
MFS International New Discovery Fund	1.0%
MFS International Intrinsic Value Fund*	3.0%
MFS Research International Fund	6.0%
U.S. Stock Funds:	41.0%
MFS Growth Fund	8.0%
MFS Mid Cap Growth Fund	7.0%
MFS Mid Cap Value Fund	7.0%
MFS New Discovery Fund	1.5%
MFS New Discovery Value Fund	1.5%
MFS Research Fund	8.0%
MFS Value Fund	8.0%
Specialty Funds:	6.0%
MFS Commodity Strategy Fund	3.0%
MFS Global Real Estate Fund	3.0%

* Effective June 1, 2019, the name of MFS International Value Fund changed to MFS International Intrinsic Value Fund.

All percentages are rounded to the nearest tenth of a percent.